EMPLOYEE BENEFIT PLANS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Amounts recognized in balance sheet:
Noncurrent asset	$ 1	$ 100
Defined Benefit Plans
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Period of additional annual pay credits	5 years
Change in plan assets
Fair value of plan assets at beginning of year	2,600
Fair value of plan assets at end of year	2,900
Funded status
Fair value of plan assets	2,900
Defined Benefit Plans | Minimum
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Annual pay credits, percentage of eligible pay	4.00%
Additional annual pay credits, percentage of eligible pay for participants in the plan on July 1, 2004	1.00%
Defined Benefit Plans | Maximum
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Annual pay credits, percentage of eligible pay	12.00%
Additional annual pay credits, percentage of eligible pay for participants in the plan on July 1, 2004	8.00%
U.S. Defined Benefit Plans
Change in benefit obligation
Benefit obligation at beginning of year	834	761
Service cost	26	23	21
Interest cost	42	44	40
Plan amendments	(26)
Actuarial loss	127	47
Benefits paid	(45)	(41)
Benefit obligation at end of year	958	834	761
Change in plan assets
Fair value of plan assets at beginning of year	538	517
Actual return on plan assets	71	(7)
Company contributions	72	69
Benefits paid	(45)	(41)
Fair value of plan assets at end of year	636	538	517
Funded status
Fair value of plan assets	636	538	517
Benefit obligation	958	834	761
Accrued benefit cost	(322)	(296)
Amounts recognized in balance sheet:
Current liability	(6)	(6)
Noncurrent liability	(316)	(290)
Total	(322)	(296)
Non-U.S. Defined Benefit Plans
Change in benefit obligation
Benefit obligation at beginning of year	2,331	2,255
Service cost	32	44	44
Interest cost	102	110	102
Participant contributions	9	14
Plan amendments		(1)
Foreign currency exchange rate changes	80	(13)
Settlements/transfers	(2)	(20)
Curtailments		(38)
Special termination benefits		(8)
Actuarial loss	360	83
Benefits paid	(157)	(111)
Benefit obligation at end of year	2,755	2,331	2,255
Change in plan assets
Fair value of plan assets at beginning of year	2,026	2,025
Actual return on plan assets	221	43
Foreign currency exchange rate changes	65	(10)
Participant contributions	9	14
Other		(1)
Company contributions	75	86
Settlements/transfers	(2)	(20)
Benefits paid	(157)	(111)
Fair value of plan assets at end of year	2,237	2,026	2,025
Funded status
Fair value of plan assets	2,237	2,026	2,025
Benefit obligation	2,755	2,331	2,255
Accrued benefit cost	(518)	(305)
Amounts recognized in balance sheet:
Noncurrent asset	1	100
Current liability	(5)	(6)
Noncurrent liability	(514)	(399)
Total	(518)	(305)
U.S. Other Postretirement Benefit Plans
Change in benefit obligation
Benefit obligation at beginning of year	128	129
Service cost	4	3	3
Interest cost	6	7	7
Participant contributions	5	5
Actuarial loss	9	1
Benefits paid	(16)	(17)
Benefit obligation at end of year	136	128	129
Change in plan assets
Participant contributions	5	5
Company contributions	11	12
Benefits paid	(16)	(17)
Funded status
Benefit obligation	136	128	129
Accrued benefit cost	(136)	(128)
Amounts recognized in balance sheet:
Current liability	(11)	(12)
Noncurrent liability	(125)	(116)
Total	(136)	(128)
Non-U.S. Other Postretirement Benefit Plans
Change in benefit obligation
Benefit obligation at beginning of year	6	7
Interest cost	1	1
Foreign currency exchange rate changes		(1)
Benefits paid	(1)	(1)
Benefit obligation at end of year	6	6
Change in plan assets
Company contributions	1	1
Benefits paid	(1)	(1)
Funded status
Benefit obligation	6	6
Accrued benefit cost	(7)	(6)
Amounts recognized in balance sheet:
Current liability	(1)
Noncurrent liability	(6)	(6)
Total	$ (7)	$ (6)